Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share
in € THOUS, except share and per share data
	2023	2022	2021
Numerator:
Net income attributable to shareholders of FME AG	498,997	673,405	969,308
Denominators:
Weighted average number of shares outstanding	293,413,449	293,246,430	292,944,732
Potentially dilutive shares	—	—	120,442
Basic earnings per share	1.70	2.30	3.31
Diluted earnings per share	1.70	2.30	3.31